Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value - Valuation Model of Warrants (Details) (Parentheticals)			6 Months Ended	12 Months Ended
	Apr. 14, 2016	Mar. 28, 2012	Jun. 30, 2018	Dec. 31, 2017
May 2013 Investor Warrants [Member]
Risk free interest rate, period (Year)		5 years	5 years	5 years
April 2016 Investor Warrants [Member]
Risk free interest rate, period (Year)	2 years 182 days		2 years 182 days	2 years 182 days